SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 23, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description

SUPERVALU INC. (“SUPERVALU” or the “Company”) operates primarily in the United States grocery channel. SUPERVALU provides supply chain services, primarily wholesale distribution, operates five competitive, regionally-based traditional format grocery banners under the Cub Foods, Farm Fresh, Hornbacher’s, Shop ‘n Save and Shoppers Food & Pharmacy banners, and operates hard discount retail stores and licenses stores to independent operators under the Save-A-Lot banner.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. References to the Company refer to SUPERVALU INC. and Subsidiaries.

During the fourth quarter of fiscal 2013, the Company entered into a stock purchase agreement to sell the operations of the Company’s New Albertson’s, Inc. subsidiary (“New Albertsons” or “NAI”), including the Acme, Albertsons, Jewel-Osco, Shaw’s and Star Market retail banners and the associated Osco and Sav-on in-store pharmacies. The sale was completed effective March 21, 2013, during the Company’s first quarter of fiscal 2014. The operations of New Albertsons were acquired from Albertson’s, Inc. during fiscal 2007 and are being reported as discontinued operations in the Consolidated Statements of Operations for all fiscal years presented. The assets and liabilities of the NAI disposal group are presented separately in the Consolidated Balance Sheets for all periods presented. Unless otherwise indicated, references to the Consolidated Statements of Operations and the Consolidated Balance Sheets in the Notes to the Consolidated Financial Statements exclude all amounts related to discontinued operations. See Note 15—Discontinued Operations and Divestitures for additional information regarding these discontinued operations.

Fiscal Year

The Company’s fiscal year ends on the last Saturday in February. The Company’s first quarter consists of 16 weeks while the second, third and fourth quarters each consist of 12 weeks. Because of differences in the accounting calendars of the Company and its wholly-owned subsidiary, New Albertsons, Inc., the February 23, 2013 and February 25, 2012 Consolidated Balance Sheets include the assets and liabilities related to New Albertsons, Inc. as of February 21, 2013 and February 23, 2012, respectively. The last three fiscal years consist of 52 week periods ended February 23, 2013, February 25, 2012 and February 26, 2011.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“accounting standards”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could differ from those estimates.

Revenue Recognition

Revenues from product sales are recognized at the point of sale for the Retail Food segment, at the point of sale for Save-A-Lot’s retail operations, and upon delivery for Save-A-Lot’s independent licensees, and upon delivery for the Independent Business segment. Typically, invoicing, shipping, delivery and customer receipt of Independent Business product occur on the same business day. Revenues from services rendered are recognized immediately after such services have been provided. Discounts and allowances provided to customers by the Company at the time of sale, including those provided in connection with loyalty cards, are recognized as a reduction in Net sales as the products are sold to customers. Sales tax is excluded from Net sales.

Revenues and costs from third-party logistics operations are recorded gross when the Company is the primary obligor in a transaction, is subject to inventory or credit risk, has latitude in establishing price and selecting suppliers, or has several, but not all of these indicators. If the Company is not the primary obligor and amounts earned have little or no inventory or credit risk, revenue is recorded net as management fees when earned.

Cost of Sales

Cost of sales in the Consolidated Statement of Operations includes cost of inventory sold during the period, including purchasing, receiving, warehousing and distribution costs, and shipping and handling fees.

Retail Food and Save-A-Lot advertising expenses are a component of Cost of sales and are expensed as incurred. Retail Food and Save-A-Lot advertising expenses, net of cooperative advertising reimbursements, were $86, $69 and $42 for fiscal 2013, 2012 and 2011, respectively.

The Company receives allowances and credits from vendors for volume incentives, promotional allowances and, to a lesser extent, new product introductions which are typically based on contractual arrangements covering a period of one year or less. The Company recognizes vendor funds for merchandising and buying activities as a reduction of Cost of sales when the related products are sold. Vendor funds that have been earned as a result of completing the required performance under the terms of the underlying agreements but for which the product has not yet been sold are recognized as reductions of inventory. When payments or rebates can be reasonably estimated and it is probable that the specified target will be met, the payment or rebate is accrued. However, when attaining the milestone is not probable, the payment or rebate is recognized only when and if the milestone is achieved. Any upfront payments received for multi-period contracts are generally deferred and amortized on a straight-line basis over the life of the contracts.

Selling and Administrative Expenses

Selling and administrative expenses consist primarily of store and corporate employee-related costs, such as salaries and wages, health and welfare, worker’s compensation and pension benefits, as well as rent, occupancy and operating costs, depreciation and amortization and other administrative costs.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. The Company’s banking arrangements allow the Company to fund outstanding checks when presented to the financial institution for payment, resulting in book overdrafts. Book overdrafts are recorded in Accounts payable in the Consolidated Balance Sheets and are reflected as operating activities in the Consolidated Statements of Cash Flows. As of February 23, 2013, February 25, 2012, and February 26, 2011, the Company had net book overdrafts of $131, $147 and $203, respectively.

Allowances for Losses on Receivables

Management makes estimates of the uncollectibility of its accounts and notes receivable portfolios. In determining the adequacy of the allowances, management analyzes the value of the collateral, customer financial statements, historical collection experience, aging of receivables and other economic and industry factors. It is possible that the accuracy of the estimation process could be materially impacted by different judgments, estimations and assumptions based on the information considered and result in a further deterioration of accounts and notes receivable. The allowance for losses on receivables was $5 and $3 at February 23, 2013 and February 25, 2012, respectively. Bad debt expense was $11, $6 and $11 in fiscal 2013, 2012 and 2011, respectively.

Inventories, Net

Inventories are valued at the lower of cost or market. Substantially all of the Company’s inventory consists of finished goods.

The Company uses one of either replacement cost, weighted average cost, or the retail inventory method (“RIM”) to value discrete inventory items at lower of cost or market before application of any last-in, first-out (“LIFO”) reserve. As of February 23, 2013 and February 25, 2012, approximately 60 percent of the Company’s inventories were valued under the LIFO method.

As of February 23, 2013 and February 25, 2012, approximately 5 percent and 4 percent, respectively, of the Company’s inventories were valued under the replacement cost method before application of any LIFO reserve. The weighted average cost and RIM methods of inventory valuation together comprised approximately 55 percent and 56 percent of inventory as of February 23, 2013 and February 25, 2012, respectively, before application of any LIFO reserve.

Under the replacement cost method applied on a LIFO basis, the most recent purchase cost is used to calculate the current cost of inventory before application of any LIFO reserve. The replacement cost approach results in inventories being valued at the lower of cost or market because of the high inventory turnover and the resulting low inventory days supply on hand combined with infrequent vendor price changes for these items of inventory.

The Company uses one of either cost, weighted average cost, RIM or replacement cost to value certain discrete inventory items under the first-in, first-out method (“FIFO”). The replacement cost approach under the FIFO method is predominantly utilized in determining the value of high turnover perishable items, including Produce, Deli, Bakery, Meat and Floral.

As of February 23, 2013 and February 25, 2012, approximately 23 percent and 22 percent, respectively, of the Company’s inventories were valued using the cost, weighted average cost and RIM methods under the FIFO method of inventory accounting. The remaining 17 percent and 18 percent of the Company’s inventories as of February 23, 2013 and February 25, 2012, respectively, were valued using the replacement cost approach under the FIFO method of inventory accounting. The replacement cost approach applied under the FIFO method results in inventories recorded at the lower of cost or market because of the very high inventory turnover and the resulting low inventory days supply for these items of inventory.

During fiscal 2013, 2012 and 2011, inventory quantities in certain LIFO layers were reduced. These reductions resulted in a liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years as compared with the cost of fiscal 2013, 2012 and 2011 purchases. As a result, Cost of sales decreased by $6, $9 and $5 in fiscal 2013, 2012 and 2011, respectively. If the FIFO method had been used to determine cost of inventories for which the LIFO method is used, the Company’s inventories would have been higher by approximately $211 and $207 as of February 23, 2013 and February 25, 2012, respectively.

The Company evaluates inventory shortages throughout each fiscal year based on actual physical counts in its facilities. Allowances for inventory shortages are recorded based on the results of these counts to provide for estimated shortages as of the end of each fiscal year.

Reserves for Closed Properties

The Company maintains reserves for costs associated with closures of retail stores, distribution centers and other properties that are no longer being utilized in current operations. The Company provides for closed property lease liabilities based on the present value of the remaining noncancellable lease payments after the closing date, reduced by estimated subtenant rentals that could be reasonably obtained for the property. The closed property lease liabilities usually are paid over the remaining lease terms, which generally range from one to 20 years. Adjustments to closed property reserves primarily relate to changes in subtenant income or actual exit costs differing from original estimates. Adjustments are made for changes in estimates in the period in which the changes become known.

Planned Business Dispositions

The Company reviews the presentation of planned business dispositions in the Consolidated Financial Statements based on the available information and events that have occurred.

The review consists of evaluating whether the business meets the definition as a component for which the operations and cash flows are clearly distinguishable from the other components of the business, and whether it is anticipated that after the disposal the cash flows of the component would be eliminated from continuing operations and whether any significant continuing involvement would remain. In addition, the Company evaluates whether the business has met the criteria to be classified as a business held for sale. In order for a planned disposition to be classified as a business held for sale, the established criteria must be met as of the reporting date including an active program to market the business and the disposition of the business within one year.

Planned business dispositions are presented as discontinued operations when all the criteria described above are met. Operations of the business components meeting the discontinued operations requirements are presented as a separate line on the Consolidated Statements of Operations. Prior to disposition, the assets and liabilities of the business component planned to be disposed of are presented as separate lines within the Consolidated Balance Sheets.

Businesses held for sale are reviewed for recoverability of the carrying value of the business upon meeting the classification requirements. Evaluating the recoverability of the assets of a business classified as held for sale follows a defined order in which property and intangible assets subject to amortization are considered only after the recoverability of goodwill, indefinite lived intangible assets and other assets are assessed. After the valuation process is completed the held for sale business is reported at the lower of its carrying value or fair value less cost to sell and no additional depreciation or amortization expense is recognized. The carrying value of a held for sale business includes the portion of the accumulated other comprehensive loss associated with pension obligations of the operations of the business.

The anticipated loss on disposition of New Albertsons of $1,150 was recognized as of February 23, 2013 and is presented as a component of Current liabilities of discontinued operations in the Consolidated Balance Sheets. There are inherent judgments and estimates used in determining impairment charges. The sale of a business can result in the recognition of a gain or loss that differs from that anticipated prior to closing.

Property, Plant and Equipment, Net

Property, plant and equipment are carried at cost. Depreciation is based on the estimated useful lives of the assets using the straight-line method. Estimated useful lives generally are 10 to 40 years for buildings and major improvements, three to 10 years for equipment, and the shorter of the term of the lease or expected life for leasehold improvements and capitalized lease assets. Interest on property under construction of $4, $6 and $8 was capitalized in fiscal 2013, 2012 and 2011, respectively.

Goodwill and Intangible Assets

Goodwill

The Company reviews goodwill for impairment during the fourth quarter of each year, and also if events occur or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. The reviews consist of comparing estimated fair value to the carrying value at the reporting unit level. The Company’s reporting units are the operating segments of the business which consist of Retail Food, Save-A-Lot and Independent Business. As of February 23, 2013, Goodwill balances existed in the Save-A-Lot and Independent Business reporting units. Fair values are determined by using both the market approach, applying a multiple of earnings based on the guideline publicly traded company method, and the income approach, discounting projected future cash flows based on management’s expectations of the current and future operating environment. The rates used to discount projected future cash flows reflect a weighted average cost of capital based on the Company’s industry, capital structure and risk premiums including those reflected in the current market capitalization. If management identifies the potential for impairment of goodwill, the fair value of the implied goodwill is calculated as the difference between the fair value of the reporting unit and the fair value of the underlying assets and liabilities, excluding goodwill. An impairment charge is recorded for any excess of the carrying value over the implied fair value.

The Company reviews the composition of its reporting units on an annual basis and on an interim basis if events or circumstances indicate that the composition of the Company’s reporting units may have changed. There were no changes in the Company’s reporting units as a result of the fiscal 2013 and 2012 reviews.

Intangible Assets

The Company also reviews intangible assets with indefinite useful lives, which primarily consist of trademarks and tradenames, for impairment during the fourth quarter of each year, and also if events or changes in circumstances indicate that the asset might be impaired. The reviews consist of comparing estimated fair value to the carrying value. Fair values of the Company’s trademarks and tradenames are determined primarily by discounting an assumed royalty value applied to management’s estimate of projected future revenues associated with the tradename. The royalty cash flows are discounted using rates based on the weighted average cost of capital discussed above and the specific risk profile of the tradenames relative to the Company’s other assets. Refer to Note 2—Goodwill and Intangible Assets in the accompanying Notes to Consolidated Financial Statements for the results of the goodwill and intangible assets with indefinite useful lives testing performed during fiscal 2013, 2012 and 2011.

Impairment of Long-Lived Assets

The Company monitors the recoverability of its long-lived assets such as buildings and equipment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, including current period losses combined with a history of losses or a projection of continuing losses, a significant decrease in the market value of an asset or the Company’s plans for store closures. When such events or changes in circumstances occur, a recoverability test is performed by comparing projected undiscounted future cash flows to the carrying value of the group of assets being tested.

If impairment is identified for long-lived assets to be held and used, the fair value is compared to the carrying value of the group of assets and an impairment charge is recorded for the excess of the carrying value over the fair value. For long-lived assets that are classified as assets held for sale, the Company recognizes impairment charges for the excess of the carrying value plus estimated costs of disposal over the estimated fair value. Fair value is based on current market values or discounted future cash flows using Level 3 inputs. The Company estimates fair value based on the Company’s experience and knowledge of the market in which the property is located and, when necessary, utilizes local real estate brokers. The Company’s estimate of undiscounted cash flows attributable to the asset groups included only future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset group. Long-lived asset impairment charges are a component of Selling and administrative expenses in the Consolidated Statements of Operations.

The Company groups long-lived assets with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets, which historically has been at the geographic market level. The Company reviewed its long-lived asset grouping policy during the fourth quarter of fiscal 2013. During the review, the Company determined it would be more appropriate to evaluate long-lived assets for impairment at the store level of a geographic market within the Save-A-Lot segment which continued to show higher indicators of economic decline, and which led to revised operating market strategies. The Company determined that impairment of the long-lived assets within this asset group had occurred based on reviewing estimated cash flows, which were less than their carrying values. During the fourth quarter of fiscal 2013, based upon the results of impairment testing which indicated the carrying value exceeded the fair value of the revised asset group, the Company recorded a pre-tax non-cash impairment charge of approximately $8 related to a store level impairment review and a charge related to a geographic market in the Company’s Save-A-Lot segment.

Due to the ongoing business transformation and highly competitive environment, the Company will continue to evaluate its long-lived asset policy and current asset groups, to determine if additional modifications to the policy are necessary. Future changes to the Company’s assessment of its long-lived asset policy and changes in circumstances, operating results or other events may result in additional asset impairment testing and charges.

During fiscal 2013, the Company announced the closure of approximately 22 non-strategic stores within the Save-A-Lot segment including the exit of a geographic market, resulting in an impairment of $16 related to these stores’ long-lived assets. Refer to Note 3—Reserves for Closed Properties and Property, Plant and Equipment-Related Charges in the accompanying Notes to Consolidated Financial Statements.

In addition, the Company recorded an impairment charge of $5 in the Independent Business segment, based upon the results of impairment testing which indicated the carrying value exceeded the fair value of a distribution center held and used in operations.

Deferred Rent

The Company recognizes rent holidays, including the time period during which the Company has access to the property prior to the opening of the site, as well as construction allowances and escalating rent provisions, on a straight-line basis over the term of the operating lease. The deferred rents are included in Other current liabilities and Other long-term liabilities in the Consolidated Balance Sheets.

Self-Insurance Liabilities

The Company is primarily self-insured for workers’ compensation, automobile and general liability costs. It is the Company’s policy to record its self-insurance liabilities based on management’s estimate of the ultimate cost of reported claims and claims incurred but not yet reported and related expenses, discounted at a risk-free interest rate. The present value of such claims was calculated using discount rates ranging from 0.4 percent to 5.1 percent for fiscal 2013, 0.4 percent to 5.1 percent for fiscal 2012, and 0.6 percent to 5.1 percent for fiscal 2011.

Changes in the Company’s self-insurance liabilities consisted of the following:

	2013	2012	2011
Beginning balance	$81	$83	$77
Expense	29	23	32
Claim payments	(27)	(25)	(26)

Ending balance	83	81	83
Less current portion	(27)	(26)	(27)

Long-term portion	$56	$55	$56

The reserves for self-insurance are included in Other current liabilities and the long-term portion is included in Other long-term liabilities in the Consolidated Balance Sheets. The self-insurance liabilities as of the end of the fiscal year are net of discounts of $7 and $8 as of February 23, 2013 and February 25, 2012, respectively.

Benefit Plans

The Company recognizes the funded status of its Company sponsored defined benefit plans in its Consolidated Balance Sheets and gains or losses and prior service costs or credits not yet recognized as a component of other comprehensive income (loss), net of tax, in the Consolidated Statements of Comprehensive Loss and Consolidated Statement of Stockholders’ Equity. The Company sponsors pension and other postretirement plans in various forms covering substantially all employees who meet eligibility requirements. The determination of the Company’s obligation and related expense for Company-sponsored pension and other postretirement benefits is dependent, in part, on management’s selection of certain actuarial assumptions in calculating these amounts. These assumptions include, among other things, the discount rate, the expected long-term rate of return on plan assets and the rates of increase in compensation and healthcare costs. These assumptions are disclosed in Note 12—Benefit Plans in the accompanying Notes to Consolidated Financial Statements. Actual results that differ from the assumptions are accumulated and amortized over future periods in accordance with accounting standards.

The Company contributes to various multiemployer pension plans under collective bargaining agreements, primarily defined benefit pension plans. Pension expense for these plans is recognized as contributions are funded. Refer to Note 12—Benefit Plans in the accompanying Notes to Consolidated Financial Statements for additional information on the Company’s participation in those multiemployer plans.

The Company also contributes to several employee 401(k) retirement savings plans. Benefit expense for these multiemployer plans is recognized as contributions are made to these plans.

Derivatives

The Company’s limited involvement with derivatives is primarily to manage its exposure to changes in energy prices utilized in the shipping process, and in the Company’s stores and warehouses. The Company uses derivatives only to manage well-defined risks. The Company does not use financial instruments or derivatives for any trading or other speculative purposes. The Company enters into energy commitments that it expects to utilize in the normal course of business. The fair value of the Company’s derivatives was insignificant as of February 23, 2013 and February 25, 2012.

Stock-Based Compensation

The Company uses the straight-line method to recognize compensation expense based on the fair value on the date of grant, net of the estimated forfeiture rate, over the requisite service period related to each award.

The fair value of stock options are estimated as of the date of grant using the Black-Scholes option pricing model using Level 3 inputs. The estimation of the fair value of stock options incorporates certain assumptions, such as risk-free interest rate and expected volatility, dividend yield and life of options.

The fair value of performance awards granted under the Company’s long-term incentive program (“LTIP”), are estimated as of the date of the grant using the Monte Carlo option pricing model using Level 3 inputs. Refer to Note 9—Stock-Based Awards in the accompanying Notes to the Consolidated Financial Statements for further discussion of LTIP performance awards. The fair value of certain performance awards contain a variable cash settlement feature that is measured at fair value on a recurring basis using Level 3 inputs. The estimation of the fair value of each performance award, including the cash settlement feature, incorporates certain assumptions such as risk-free interest rate and expected volatility, dividend yield and life of the awards. The fair value of the cash settlement features that is measured at fair value on a recurring basis was insignificant as of February 23, 2013 and February 25, 2012.

Income Taxes

Deferred income taxes represent future net tax effects resulting from temporary differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be settled or realized. Refer to Note 8—Income Taxes in the accompanying Notes to the Consolidated Financial Statements for the types of differences that give rise to significant portions of deferred income tax assets and liabilities. Deferred income tax assets are reported as a current or noncurrent asset or liability based on the classification of the related asset or liability according to the expected date of reversal.

The Company is currently in various stages of audits, appeals or other methods of review with taxing authorities from various taxing jurisdictions. The Company establishes liabilities for unrecognized tax benefits in a variety of taxing jurisdictions when, despite management’s belief that the Company’s tax return positions are supportable, certain positions may be challenged and may need to be revised. The Company adjusts these liabilities in light of changing facts and circumstances, such as the progress of a tax audit. The Company also provides interest on these liabilities at the appropriate statutory interest rate. The Company recognizes interest related to unrecognized tax benefits in interest expense and penalties in Selling and administrative expenses in the Consolidated Statements of Operations.

Net Loss Per Share

Basic net earnings (loss) per share is calculated using net earnings (loss) available to stockholders divided by the weighted average number of shares outstanding during the period. Diluted net earnings (loss) per share is similar to basic net earnings (loss) per share except that the weighted average number of shares outstanding is determined after giving effect to the dilutive impacts of stock options, performance awards and restricted stock awards.

Reclassifications

As a result of the consummation of the NAI stock purchase agreement and the related sale of the Company’s NAI subsidiary, the operations and assets and liabilities of the Company’s former NAI businesses have been classified as discontinued operations in the Company’s Consolidated Financial Statements for all periods presented. Refer to Note 15—Discontinued Operations and Divestitures in the accompanying Notes to Consolidated Financial Statements for additional information regarding these discontinued operations.

Recently Adopted Accounting Standards

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance through accounting standard update (“ASU”) 2011-05, which amended certain rules regarding the presentation of comprehensive income (loss). This amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 became effective for the Company in the first quarter of fiscal 2013. In December 2011, the FASB deferred the provisions dealing with reclassification adjustments beyond ASU 2011-05’s effective date. The Company adopted this amended standard in the first quarter of fiscal 2013 by presenting separate Consolidated Statements of Comprehensive Loss immediately following the Consolidated Statements of Operations. This standard did not have a material effect on the Company’s Consolidated Financial Statements, as the standard only affected the disclosure of comprehensive income (loss).

Recently Issued Accounting Standards

In February 2013, the FASB issued authoritative guidance through ASU 2013-02 surrounding the presentation of items reclassified from Accumulated other comprehensive income (loss) to net income. This guidance requires entities to disclose, either in the notes to the consolidated financial statements or parenthetically on the face of the statement that reports comprehensive income (loss), items reclassified out of Accumulated other comprehensive income (loss) and into net earnings in their entirety and the effect of the reclassification on each affected Statement of Operations line item. In addition, for Accumulated other comprehensive income (loss) reclassification items that are not reclassified in their entirety into net earnings, a cross reference to other required accounting standard disclosures is required. This guidance is effective for the Company in the first quarter of fiscal 2014. The Company believes that the adoption of this guidance will not have a material impact on its financial condition or results of operations.